UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Zevenbergen Capital Investments LLC
Address:    601 Union Street, Suite 4600
            Seattle, WA  98101

13F File Number:  028-10622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Justin Buller
Title:      Chief Compliance Officer
Phone:      206-682-8469

Signature, Place and Date of Signing:

/s/ Justin Buller
-------------------------------
Justin Buller              Seattle, Washington            February 13, 2012

Report Type:

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  69

Form 13F Information Table Value Total:  $2,385,809 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
--------------------          ----


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102      263     8691 SH       SOLE                     8391               300
Acme Packet, Inc.              COM              004764106    54139  1751500 SH       SOLE                   845500            906000
Active Network, Inc.           COM              00506D100      934    68700 SH       SOLE                    68700
Alaska Air Group, Inc.         COM              011659109    39614   527550 SH       SOLE                   239450            288100
Alliance Data Systems Corporat COM              018581108    22502   216700 SH       SOLE                   100500            116200
Altera Corporation             COM              021441100    56938  1534725 SH       SOLE                   723375            811350
Amazon.com, Inc.               COM              023135106   103773   599495 SH       SOLE                   288730            310765
Apple Inc.                     COM              037833100    75121   185483 SH       SOLE                    89138             96345
Aruba Networks, Inc.           COM              043176106    34311  1852660 SH       SOLE                   915510            937150
Baidu, Inc.                    COM              056752108      440     3775 SH       SOLE                     3775
Berry Petroleum Company        COM              085789105    68293  1625240 SH       SOLE                   770590            854650
BlackRock, Inc.                COM              09247X101    42760   239900 SH       SOLE                   103450            136450
Blue Nile, Inc.                COM              09578R103    31110   761015 SH       SOLE                   386515            374500
BroadSoft, Inc.                COM              11133B409     1894    62700 SH       SOLE                    54800              7900
Celgene Corporation            COM              151020104    48297   714459 SH       SOLE                   337337            377122
Chipotle Mexican Grill, Inc.   COM              169656105    40145   118865 SH       SOLE                    56515             62350
Cognizant Technology Solutions COM              192446102   128700  2001240 SH       SOLE                   959090           1042150
Deckers Outdoor Corporation    COM              243537107    45527   602450 SH       SOLE                   278900            323550
Dendreon Corporation           COM              24823Q107     9469  1245950 SH       SOLE                   603400            642550
EMC Corporation                COM              268648102    26691  1239150 SH       SOLE                   569850            669300
Energy XXI (Bermuda) Limited   COM              G10082140    51185  1605545 SH       SOLE                   756495            849050
Expeditors Int'l of Washington COM              302130109    27427   669600 SH       SOLE                   321050            348550
F5 Networks, Inc.              COM              315616102   102167   962746 SH       SOLE                   457866            504880
FMC Technologies, Inc.         COM              30249U101    35879   686950 SH       SOLE                   324700            362250
Financial Engines, Inc.        COM              317485100    35935  1609260 SH       SOLE                   761060            848200
Google Inc.                    COM              38259P508   117509   181931 SH       SOLE                    87591             94340
Green Dot Corporation          COM              39304D102    19915   637900 SH       SOLE                   297250            340650
HMS Holdings Corp.             COM              40425J101    33932  1061025 SH       SOLE                   504525            556500
Helix BioMedix, Inc.           COM              423287309       22    89824 SH       SOLE                    38400             51424
HomeAway, Inc.                 COM              43739Q100     1715    73750 SH       SOLE                    63550             10200
Human Genome Sciences, Inc.    COM              444903108     8474  1146725 SH       SOLE                   537825            608900
IPC The Hospitalist Company, I COM              44984A105      304     6650 SH       SOLE                     2300              4350
Intuitive Surgical, Inc.       COM              46120E602    48995   105818 SH       SOLE                    50788             55030
Joy Global Inc.                COM              481165108    22424   299100 SH       SOLE                   134300            164800
MAKO Surgical Corp.            COM              560879108    29897  1185930 SH       SOLE                   568480            617450
MakeMyTrip Limited             COM              V5633W109      853    35500 SH       SOLE                    35500
McMoRan Exploration Co.        COM              582411104     1823   125300 SH       SOLE                    76800             48500
MercadoLibre, Inc.             COM              58733R102    79640  1001255 SH       SOLE                   487100            514155
Mitek Systems, Inc.            COM              606710200      637    87900 SH       SOLE                    54700             33200
Molycorp, Inc.                 COM              608753109      242    10100 SH       SOLE                     6900              3200
NII Holdings, Inc.             COM              62913F201    21701  1018847 SH       SOLE                   503347            515500
Nektar Therapeutics            COM              640268108      107    19100 SH       SOLE                     6500             12600
Netflix, Inc.                  COM              64110L106    44056   635820 SH       SOLE                   314900            320920
Nordstrom, Inc.                COM              655664100    45649   918298 SH       SOLE                   440798            477500
OpenTable, Inc.                COM              68372A104    45713  1168235 SH       SOLE                   575110            593125
Paychex, Inc.                  COM              704326107      432    14350 SH       SOLE                    12150              2200
Pioneer Natural Resources Comp COM              723787107    41819   467355 SH       SOLE                   216005            251350
Polypore International, Inc.   COM              73179V103    25006   568450 SH       SOLE                   249250            319200
Portfolio Recovery Associates, COM              73640Q105    41359   612540 SH       SOLE                   286890            325650
Precision Castparts Corp.      COM              740189105    81986   497520 SH       SOLE                   265120            232400
QUALCOMM Incorporated          COM              747525103   103558  1893195 SH       SOLE                   899695            993500
SPDR Trust Series 1            COM              78462F103      251     2002 SH       SOLE                     2002
SXC Health Solutions Corp.     COM              78505P100    28116   497810 SH       SOLE                   238910            258900
Salix Pharmaceuticals, Ltd.    COM              795435106    38089   796000 SH       SOLE                   370050            425950
SandRidge Energy, Inc.         COM              80007P307    22765  2789800 SH       SOLE                  1295200           1494600
Shutterfly, Inc.               COM              82568P304      690    30300 SH       SOLE                    30300
Skyworks Solutions, Inc.       COM              83088M102    21937  1352450 SH       SOLE                   664250            688200
Tesla Motors, Inc.             COM              88160R101    44468  1557020 SH       SOLE                   777820            779200
Vera Bradley, Inc.             COM              92335C106    25461   789490 SH       SOLE                   364640            424850
VeriFone Systems, Inc.         COM              92342Y109    54748  1541335 SH       SOLE                   749285            792050
Verizon Communications Inc.    COM              92343V104      444    11078 SH       SOLE                    10578               500
Vertex Pharmaceuticals Incorpo COM              92532F100    10282   309600 SH       SOLE                   139100            170500
Whiting Petroleum Corporation  COM              966387102    64656  1384800 SH       SOLE                   646000            738800
Yandex N.V.                    COM              N97284108     9352   474700 SH       SOLE                   224800            249900
Zillow, Inc.                   COM              98954A107     2527   112410 SH       SOLE                    89060             23350
Zynga Inc.                     COM              98986T108      608    64600 SH       SOLE                    64600
lululemon athletica inc.       COM              550021109    60028  1286500 SH       SOLE                   608650            677850
priceline.com Incorporated     COM              741503403    74654   159615 SH       SOLE                    77180             82435
tw telecom inc.                COM              87311L104    25452  1313300 SH       SOLE                   609500            703800
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